United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
September 30, 2006.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	10/26/06

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      403    15050 SH       SOLE                    15050
Akamai Technologies            COM              00971T101     2842    56855 SH       SOLE                    56855
Amgen                          COM              031162100     3980    55640 SH       SOLE                    55640
Astrazeneca PLC                COM              046353108      957    15305 SH       SOLE                    15305
BJ Services Company            COM              055482103     2316    76875 SH       SOLE                    76875
BP PLC                         COM              055622104      202     3086 SH       SOLE                     3086
Baker Hughes                   COM              057224107     3590    52645 SH       SOLE                    52645
Bank of America                COM              060505104     9836   183609 SH       SOLE                   183609
Chesapeake Energy              COM              165167107     1951    67310 SH       SOLE                    67310
Cisco Systems                  COM              17275R102      471    20500 SH       SOLE                    20500
ConocoPhillips                 COM              20825C104     3674    61712 SH       SOLE                    61712
Constellation Energy Group     COM              210371100      910    15375 SH       SOLE                    15375
Corning                        COM              219350105     1160    47540 SH       SOLE                    47540
Corporate Office Properties Tr COM              22002T108     3508    78375 SH       SOLE                    78375
Covance                        COM              222816100     3535    53250 SH       SOLE                    53250
Danaher                        COM              235851102     1623    23635 SH       SOLE                    23635
Dow Chemical                   COM              260543103      276     7075 SH       SOLE                     7075
Ecolab                         COM              278865100     1363    31820 SH       SOLE                    31820
Exxon Mobil                    COM              30231G102     5375    80099 SH       SOLE                    80099
Genentech                      COM              368710406     1967    23780 SH       SOLE                    23780
General Electric               COM              369604103     2600    73663 SH       SOLE                    73663
General Growth Properties      COM              370021107     3350    70305 SH       SOLE                    70305
Genzyme Corp                   COM              372917104     1625    24080 SH       SOLE                    24080
Goldman Sachs                  COM              38141G104     4178    24695 SH       SOLE                    24695
Hansen Natural Corp            COM              411310105     1832    56408 SH       SOLE                    56408
Harris                         COM              413875105     4379    98420 SH       SOLE                    98420
Hewlett-Packard                COM              428236103      808    22032 SH       SOLE                    22032
L-3 Communications             COM              502424104     1601    20440 SH       SOLE                    20440
LabCorp                        COM              50540R409     5272    80400 SH       SOLE                    80400
Lowes Companies                COM              548661107     1979    70520 SH       SOLE                    70520
McDonald's                     COM              580135101     5658   144626 SH       SOLE                   144626
Microsoft                      COM              594918104     1742    63679 SH       SOLE                    63679
Nord Resources Corp            COM              655555100       46    57000 SH       SOLE                    57000
Omnicom Group                  COM              681919106     2198    23480 SH       SOLE                    23480
PepsiCo                        COM              713448108     3714    56910 SH       SOLE                    56910
Precision Castparts            COM              740189105     3862    61145 SH       SOLE                    61145
Procter & Gamble               COM              742718109     2013    32479 SH       SOLE                    32479
QUALCOMM                       COM              747525103     4002   110085 SH       SOLE                   110085
Quality Systems Inc            COM              747582104     2927    75465 SH       SOLE                    75465
SEI Investments                COM              784117103     3839    68320 SH       SOLE                    68320
Schlumberger                   COM              806857108      209     3364 SH       SOLE                     3364
Sysco                          COM              871829107      216     6460 SH       SOLE                     6460
T. Rowe Price Group            COM              74144T108     6112   127725 SH       SOLE                   127725
Tower Group Inc                COM              891777104     4389   131595 SH       SOLE                   131595
United Technologies            COM              913017109      834    13170 SH       SOLE                    13170
UnitedHealth Group             COM              91324P102     3288    66835 SH       SOLE                    66835
Wachovia Corp                  COM              929903102     1490    26695 SH       SOLE                    26695
Walgreen                       COM              931422109     5791   130450 SH       SOLE                   130450
Washington REIT                COM              939653101      359     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     2162    59755 SH       SOLE                    59755
XTO Energy                     COM              98385X106     3360    79750 SH       SOLE                    79750
S&P Depositary Receipts                         78462F103     6843 51231.0000SH      SOLE               51231.0000
Schwab Institutional Select S&                                 673 63254.8040SH      SOLE               63254.8040
Tamarack Enterprise Small Cap                   87505V710      255 7980.0970SH       SOLE                7980.0970
Vanguard Mid-Cap ETF                            922908629     1778 25985.0000SH      SOLE               25985.0000